UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic          Southport, Connecticut           February 7, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

-------------------------------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $744,518
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No        Name
--        ----

1.        Sound Energy Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2005
                                                             Value    Shares  SH/ Put/   Investment   Other        Voting Authority
           Issuer               Type             Cusip       x 1000   Prn Amt PRN Call   Discretion   Managers   Sole   Shared  None
           ------               ----             -----       ------   ------- --- ----   ----------   --------   ----   ------  ----
ACTIVE POWER INC                COM              00504W100   15590    4049468 SH          DEFINED       1                 X
ANADARKO PETE CORP              COM              032511107   18950     200000 SH  PUT     DEFINED       1                 X
ARCH COAL INC                   COM              039380100   10856     136550 SH          DEFINED       1                 X
CANADIAN NAT RES LTD            COM              136385101    9239     186200 SH          DEFINED       1                 X
CHESAPEAKE ENERGY CORP          COM              165167107   29728    9369900 SH          DEFINED       1                 X
COMPTON PETE CORP               COM              204940100   13126     892900 SH          DEFINED       1                 X
COMSTOCK RES INC                COM NEW          205768203    8149     267100 SH          DEFINED       1                 X
CONSOL ENERGY INC               COM              20854P109   36338     557500 SH          DEFINED       1                 X
COOPER CAMERON CORP             COM              216640102   20298     490300 SH          DEFINED       1                 X
ENERGY CONVERSION DEVICES INC   COM              292659109    5603     137500 SH          DEFINED       1                 X
ENSCO INTL INC                  COM              26874Q100   30078     678200 SH          DEFINED       1                 X
EOG RES INC                     COM              26875P101   14674     200000 SH  PUT     DEFINED       1                 X
FOUNDATION COAL HLDGS INC       COM              35039W100     570      15000 SH          DEFINED       1                 X
GLOBAL INDS LTD                 COM              379336100   14529    1280114 SH          DEFINED       1                 X
GLOBALSANTAFE CORP              SHS              G3930E101   23817     494637 SH          DEFINED       1                 X
GRANT PRIDE CO INC              COM              38821G101   15764     357300 SH          DEFINED       1                 X
GREY WOLF INC                   COM              397888108    3208     415000 SH          DEFINED       1                 X
HALLIBURTON CO                  COM              406216101   17398     280800 SH          DEFINED       1                 X
HERCULES OFFSHORE INC           COM              427093109    1421      50000 SH          DEFINED       1                 X
INPUT/OUTPUT INC                COM              457652105    6334     901000 SH          DEFINED       1                 X
INTEROIL CORP                   COM              460951106   16080     600000 SH  CALL    DEFINED       1                 X
KFX INC                         COM              48245L107   14495     845700 SH          DEFINED       1                 X
KFX INC                         COM              48245L107   15803     922000 SH  CALL    DEFINED       1                 X
KFX INC                         COM              48245L107    9427     550000 SH  PUT     DEFINED       1                 X
MCDERMOTT INTL INC              COM              580037109    7735     173400 SH          DEFINED       1                 X
MURPHY OIL CORP                 COM              626717102    6209     115000 SH          DEFINED       1                 X
NABORS INDUSTRIES LTD           SHS              G6359F103   24399     322100 SH          DEFINED       1                 X
NATIONAL OILWELL VARCO INC      COM              637071101   26691     425700 SH          DEFINED       1                 X
NOBLE ENERGY INC                COM              655044105    6678     165700 SH          DEFINED       1                 X
PARTICLE DRILLING TECHNOLOGI    COM              70212G101    2046     522100 SH          DEFINED       1                 X
PATTERSON UTI ENERGY INC        COM              703481101   15045     456600 SH          DEFINED       1                 X
PRIDE INTL INC DEL              COM              74153Q102   38840    1263100 SH          DEFINED       1                 X
RANGE RES CORP                  COM              75281A109    5286     200700 SH          DEFINED       1                 X
ROWAN COS INC                   COM              779382100   28904     811000 SH          DEFINED       1                 X
SPDR TR                         UNIT SER I       78462F103   62255     500000 SH  PUT     DEFINED       1                 X
SCHLUMBERGER LTD                COM              806857108     554       5700 SH          DEFINED       1                 X
SMITH INTL INC                  COM              832110100   32905     886700 SH          DEFINED       1                 X
STOLT OFFSHORE S A              SP ADR REG COM   861567105    4606     395000 SH          DEFINED       1                 X
SUNCOR ENERGY INC               COM              867229106    3157      50000 SH          DEFINED       1                 X
TESORO CORP                     COM              881609101    9725     158000 SH          DEFINED       1                 X
TETON ENERGY CORP               COM              881628101    3796     643400 SH          DEFINED       1                 X
TODCO                           CL A             88889T107   10923     287000 SH          DEFINED       1                 X
TRANSOCEAN INC                  ORD              G90078109   42957     616400 SH          DEFINED       1                 X
UNITED STATES STL CORP NEW      COM              912909108    1923      40000 SH          DEFINED       1                 X
VALENCE TECHNOLOGY INC          COM              918914102      54      35000 SH          DEFINED       1                 X
VALERO ENERGY CORP NEW          COM              91913Y100   16512     320000 SH          DEFINED       1                 X
VERITAS DGC INC                 COM              92343P107    5054     142400 SH          DEFINED       1                 X
VICOR CORP                      COM              925815102     791      50000 SH          DEFINED       1                 X
VINTAGE PETE INC                COM              927460105    9850     184700 SH          DEFINED       1                 X
WEATHERFORD INTERNATIONAL LT    COM              G95089101   11475     317000 SH          DEFINED       1                 X
WPT ENTERPRISES INC             COM              98211W108    1336     224900 SH          DEFINED       1                 X
XTO ENERGY INC                  COM              98385X106   13607     309666 SH          DEFINED       1                 X

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